Premises and Equipment	12 Months Ended
Dec. 31, 2013
Property Plant And Equipment [Abstract]
Premises and Equipment
NOTE 8	Premises and Equipment

Premises and equipment at December 31 consisted of the following:

(Dollars in Millions)	2013	2012
Land	$529	$534
Buildings and improvements	3,256	3,222
Furniture, fixtures and equipment	2,593	2,543
Capitalized building and equipment leases	103	97
Construction in progress	24	42
	6,505	6,438
Less accumulated depreciation and amortization	(3,899)	(3,768)
Total	$2,606	$2,670